Fees Summary	Aug. 29, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 967,000
Previously Paid Amount	0.00
Total Fee Amount	148.05
Total Offset Amount	0.00
Net Fee	148.05
Narrative - Max Aggregate Offering Price	$ 967,000
Final Prospectus	true